This is filed pursuant to Rule 497(e).
File Nos. 333-120487 and 811-21673.

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(LOGO)
ALLIANCEBERNSTEIN
   Investments

                                            ALLIANCEBERNSTEIN POOLING PORTFOLIOS
                              -AllianceBernstein U.S. Large Cap Growth Portfolio
                               -AllianceBernstein International Growth Portfolio


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Supplement  dated  July  1,  2010  to  the Prospectus dated December 31, 2009 of
AllianceBernstein Pooling Portfolios offering shares of AllianceBernstein U.S. Large Cap Growth Portfolio and AllianceBernstein International Growth Portfolio (each a "Portfolio" and together, the "Portfolios").

                                   * * * * *

AllianceBernstein U.S. Large Cap Growth Portfolio
-------------------------------------------------
Effective on or about June 30, 2010, James G. Reilly and Michael J. Reilly will no longer be members of the U.S. Large Cap Growth Investment Team, which is responsible for the management of, and investment decisions for, the Portfolio. Joseph R. Elegante, Jason P. Ley and David F. Randell will join P. Scott Wallace as the persons with the most significant responsibility for the day-to-day management of the Portfolio's portfolio. Mr. Elegante is a Senior Vice President of the Adviser, with which he has been associated since prior to 2005; Mr. Ley is a Senior Vice President of the Adviser, with which he has been associated since prior to 2005; and Mr. Randell is a Senior Vice President of the Adviser, with which he has been associated since 2007. Prior to 2007, Mr. Randell was associated with GTCR Golder Rauner LLC, a private equity firm since prior to 2005.

AllianceBernstein International Growth Portfolio
------------------------------------------------
The management of, and investment decisions for, the Portfolio are currently made by the International Growth Team. Laurent Saltiel joins Christopher M. Toub, Stephen M. Beinhacker and Vadim Zlotnikov as the persons with the most significant responsibility for the day-to-day management of the Portfolio's portfolio. Mr. Saltiel is a Senior Vice President of the Adviser, with which he has been associated since June 1, 2010. Prior to June 1, 2010, Mr. Saltiel was associated with Janus Capital since prior to 2005.

                                   * * * * *

This Supplement should be read in conjunction with the Prospectus for the Portfolios.

You should retain this Supplement with your Prospectus for future reference.

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